Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Sep. 30, 2024
CURRENT ASSETS:
Cash and cash equivalent	$ 9,819,570	$ 9,817,254
Restricted Cash	870
Accounts receivable, net	4,253,629	1,543,160
Bank acceptance notes receivable	2,911,999	3,337,137
Inventories, net	20,103,215	5,049,688
Prepayment to suppliers, net	3,578,467	803,924
Investment in trading securities	994,895	8,323,587
Other current assets	9,883,888	894,460
TOTAL CURRENT ASSETS	51,546,533	29,769,210
Property and equipment, net	10,724,358	8,610,279
Construction in progress	4,031,448	5,640,063
Intangible assets, net	4,487,581	4,539,347
Goodwill	350,849,431
Long term investment	11,495,293	3,359,786
Operating lease right of use assets	315,959
Deferred tax assets	246,404	424,474
Prepayments for property and equipment		660,569
Other long term assets	117,478
TOTAL ASSETS	433,814,485	53,003,728
CURRENT LIABILITIES:
Bank loans	1,618,465
Insurance premium payables	1,328,853
Accounts payable	6,555,588	4,125,597
Contract liabilities	3,142,515	489,784
Deferred government grants-current	80,032	78,718
Taxes payable	907,264	315,328
Operating lease liabilities, current	240,943
Due to related party	$ 340,623	$ 2,851,526
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party
Accrued expenses and other payables	$ 27,383,244	$ 915,032
TOTAL CURRENT LIABILITIES	41,597,527	8,775,985
LONG TERM LIABILITIES
Operating lease liabilities, noncurrent	79,311
Deferred government grants - noncurrent	240,154	134,394
TOTAL LIABILITIES	41,916,992	8,910,379
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Ordinary Shares, $0.00833335 par value, 5,030,000,000 and 100,000,000 shares authorized, 200,623,358 and 7,226,480 Ordinary Shares, consisting of 180,623,358 and 7,226,480 Class A ordinary shares, par value US$0.00833335 per share, and 20,000,000 Class B ordinary shares, par value US$0.00833335 per share, as of September 30, 2025 and 2024 respectively	1,671,227	59,583
Additional paid-in capital	399,017,465	36,410,931
Statutory Reserve	3,451,261	3,266,081
Accumulated (deficit) earnings	(15,777,045)	4,349,377
Accumulated other comprehensive profit (loss)	2,515,209	(1,342,128)
Total shareholders' equity attributable to BGM Group Ltd.	390,878,117	42,743,844
Noncontrolling interests	1,019,376	1,349,505
TOTAL SHAREHOLDERS' EQUITY	391,897,493	44,093,349
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	433,814,485	53,003,728
Nonrelated party
CURRENT LIABILITIES:
Contract liabilities	1,020,067	$ 489,784
Related party
CURRENT LIABILITIES:
Contract liabilities	$ 2,122,448